MANAGEMENT OF INSURANCE AND FINANCIAL RISK	12 Months Ended
Dec. 31, 2020
MANAGEMENT OF INSURANCE AND FINANCIAL RISK
MANAGEMENT OF INSURANCE AND FINANCIAL RISK
18.	MANAGEMENT OF INSURANCE AND FINANCIAL RISK